Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Subsequent Events [Text Block]

(16)	Subsequent Events
Acquisition of Roberson Waite Electric
On April 30, 2026, the Company entered into an agreement to acquire Roberson Waite Electric (“RWE”), a California-based provider of utility substation construction, testing, commissioning, and related infrastructure services, for total estimated consideration of $45 million, subject to customer closing adjustments. The consideration includes $36 million to be paid in cash at closing, with the remainder to be paid in subsequent years subject to various performance criteria. The Company expects to close the transaction by the third quarter of 2026.

(4) Subsequent Events
The Corporation has evaluated subsequent events through the date which the financial statement was issued, and did not identify any additional matters that require disclosure except for the following:
Initial Public Offering and Reorganization
On February 12, 2026, SOLV Energy, Inc. successfully completed an initial public offering of 23,575,000 shares of its Class A common stock for net proceeds of approximately $552.5 million after deducting the underwriting discounts and commissions.
In connection with the IPO, SOLV Energy Holdings LLC amended and restated its limited liability company agreement to, among other things, (i) recapitalize all existing ownership interests in SOLV Energy Holdings LLC into a single class of common units (“LLC Interests”) and (ii) appoint a wholly-owned subsidiary of SOLV Energy, Inc. as the sole managing member of SOLV Energy Holdings LLC upon or prior to the acquisition of LLC Interests by SOLV Energy, Inc. in connection with the IPO.
Simultaneously with the IPO, SOLV Energy Inc. amended and restated its certificate of incorporation to, among other things, provide (i) for
1,250,000,000
authorized shares of Class A common stock at a par value of $0.0001 per share, with each share of its Class A common stock entitling its holder to one vote per share on all matters presented to our stockholders generally and (ii) for 100,000,000 authorized shares of Class B common stock at a
par value of
 $0.0001 per share, with each share of our Class B common stock entitling its holder to one vote per share on all matters presented to our stockholders generally, and that shares of our Class B common stock may only be held by the Continuing Equity Owners and their respective permitted transferees. As a result, SOLV Energy Inc. became a holding company and the sole manager of SOLV Energy Holdings LLC, through its wholly owned subsidiary, with no material assets other than the ownership of the voting membership interest in SOLV Energy Holdings LLC.
Simultaneously with the IPO, SOLV Energy Parent Holdings LP was liquidated by distributing LLC Interests and nominal cash to the Continuing Equity Owners. SOLV Energy, Inc. acquired the LLC Interests held by certain Continuing Equity Owners in exchange for 91,773,571 shares of its Class A common stock. After giving effect to the use of proceeds from the IPO, SOLV Energy, Inc. issued 87,141,865 shares of Class B common stock to the Continuing Equity Owners, which is equal to the number of LLC Interests held by such Continuing Equity Owners, for nominal consideration.
Subsequent to the IPO, SOLV Energy, Inc. used the net proceeds from the IPO to purchase 23,575,000 newly issued LLC Interests directly and/or indirectly from SOLV Energy Holdings LLC for approximately $552.5 million at a price per unit equal to the IPO price per share of Class A common stock less the underwriting discounts and commissions.
Tax Receivable Agreement
In connection with the IPO, the Corporation entered into a Tax Receivable Agreement (the “TRA”) with the Continuing Equity Owners and the Blocker Shareholders (collectively, the “TRA Participants”), pursuant to which the Corporation is obligated to pay the TRA Participants 85% of certain tax benefits, if any, that the Corporation realizes (or, in some circumstances, is deemed to realize) as a result of certain tax basis adjustments and other tax attributes related to the Transactions.
Equity Incentive Plan
In connection with the IPO, the Corporation adopted the SOLV Energy, Inc. 2026 Equity Incentive Plan (the “2026 Plan”), which became effective immediately prior to the effectiveness of the Corporation’s registration statement on Form
S-1,
subject to stockholder approval. The 2026 Plan provides for the issuance of up to 7,500,000 shares of Class A common stock for equity-based awards, as adjusted in accordance with the terms of the plan, and includes an annual automatic increase in the share reserve equal to 3% of the total number of shares of Class A common stock outstanding as of the end of the immediately preceding fiscal year, beginning on January 1 following the IPO and continuing through the ninth anniversary of the effective date of the 2026 Plan, unless the Corporation’s board of directors determines a lesser increase for any such year.
The 2026 Plan permits the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards to eligible employees, officers, non-employee
directors and other service providers of the Corporation and its subsidiaries, including Holdings. The 2026 Plan is administered by the Corporation’s board of directors or a committee thereof and provides for customary limitations, including an annual compensation limit applicable to non-employee
directors.
Extinguishment of Existing Term Loan Facilities
In connection with the completion of the IPO and the application of the net proceeds therefrom, the Corporation caused SOLV Energy Holdings LLC to repay in full approximately $401.1 million of outstanding indebtedness under its existing term loan facilities.
New Revolving Credit Facility
Concurrently with the closing of the IPO, SOLV Energy Acquisition LLC, a subsidiary of SOLV Energy Holdings LLC, entered into a new revolving credit facility with various lenders providing for revolving borrowings in an aggregate principal amount of
 $
200.0
 million. The new revolving credit facility has a
five-year
term ended February 12, 2031. The obligations under the revolving credit facility are secured by substantially all of the assets of SOLV Energy Holdings LLC and its subsidiaries and are
guaranteed by certain subsidiaries of SOLV Energy Holdings LLC.
Registration Rights Agreement
In connection with the IPO, the Corporation entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with certain of the Continuing Equity Owners. The Registration Rights Agreement provides certain of the Continuing Equity Owners and the Blocker Shareholders with “demand” registration rights whereby, at any time after 180 days following the IPO and the expiration of any related lock-up
period, such Continuing Equity Owners and Blocker Shareholders, as applicable, can require the Corporation to register under the Securities Act the offer and sale of shares of Class A common stock issuable to them, at the Corporation’s election upon redemption or exchange of their LLC Interests. The Registration Rights Agreement will also provide for customary “piggyback” registration rights for all parties to the agreement.

SOLV Energy Holdings LLC [Member]
Subsequent Event [Line Items]
Subsequent Events [Text Block]
(18)	Subsequent Events
Management has evaluated subsequent events through the date the financial statements were issued for disclosure or recognition in the consolidated financial statements and concluded there were no subsequent events that required recognition or disclosure except for the following:
Unit Redemption and American Securities Loan Agreement
On December 20, 2025, SOLV Energy Parent Holdings LP redeemed the units held by a minority investor in exchange for a $112,500 note secured by a first priority lien on all of SOLV Energy Parent Holdings LP’s assets, including its equity interests in the Company. The $112,500 note was settled on January 6, 2026 using cash on hand distributed upstream to SOLV Energy Parent Holdings LP from the Company. In connection with the redemption, the Company entered into a loan agreement, dated as of January 5, 2026 (the “AS Loan Agreement”), with affiliated funds of American Securities (the “AS Loan Parties”).
Pursuant to the AS Loan Agreement the AS Loan Parties agreed to provide a commitment of up to $115,000 in exchange for a commitment fee of $110. The Company did not draw any amounts under the AS Loan Agreement.
The AS Loan Agreement was terminated on February 12, 2026 at the closing of the IPO.
SDI Deferred Acquisition
Payment
On January 8, 2026, the Company settled the remaining $5,500 deferred acquisition payment obligation related to the SDI acquisition in accordance with the terms of the purchase agreement.

Initial Public Offering and Reorganization
On February 12, 2026, SOLV Energy, Inc. (the “Corporation”) successfully completed an initial pu bli
c offering (the “IPO”) of 23,575,000 shares of its Class A common stock for net proceeds of approximately $
552,500 after deducting the underwriters’ discount and expenses and commissions payable.
In connection with the IPO, the Company amended and restated its limited liability company agreement to, among other things, (i)
recapitalize
all existing ownership interests in the Company into a single class of common units (“LLC Interests”) and (ii) appoint a wholly-owned subsidiary of SOLV Energy, Inc. as the sole managing member of the Company upon or prior to the acquisition of LLC Interests by the SOLV Energy, Inc. in connection with the IPO. Simultaneously with the IPO, the Corporation amended and restated its certificate of incorporation to, among other things, provide (i) for Class A common stock, with each share of its Class A common stock entitling its holder to one vote per share on all matters presented to our stockholders generally and (ii) for Class B common stock, with each share of our Class B common stock entitling its holder to one vote per share on all matters presented to our stockholders generally, and that shares of our Class B common stock may only be held by the Continuing Equity Owners and their respective permitted transferees. As a result, SOLV Energy, Inc. became a holding company and the sole manager of the Company, through its wholly owned subsidiary, with no material assets other than the ownership of the voting membership interest in the Company.
Additionally, in connection with the IPO and the related liquidation of SOLV Energy Parent Holdings LP, all outstanding Restricted Class C Units (including Legacy SOLV Units and Additional C Units issued in connection with the Merger) were converted into common units of SOLV Energy Holdings LLC. Vested Class C Units were converted into vested common units. Unvested Time Units were converted into unvested common units subject to the same time-based vesting schedule. Unvested Performance Units were converted into common units and treated as Time Units at the time of original grant, with time-based vesting deemed to have commenced on the original vesting start date, resulting in a portion becoming vested and the remaining portion continuing to vest on the same schedule, subject to continued employment or service.
Simultaneously with the IPO, SOLV Energy Parent Holdings LP was liquidated by distributing LLC Interests and nominal cash to the
Continuing
Equity Owners. SOLV Energy, Inc. acquired the LLC Interests held by certain Continuing Equity Owners in exchange for 91,773,571 shares of its Class A common stock. After giving effect to the use of proceeds from the IPO, SOLV Energy, Inc. issued 87,141,865 shares of Class B common stock to the Continuing Equity Owners, which is equal to the number of LLC Interests held by such Continuing Equity Owners, for nominal consideration.
Subsequent to the IPO, SOLV Energy, Inc. used the net proceeds from the IPO to purchase 23,575,000 newly issued LLC Interests directly and/or indirectly from the Company at a price per unit equal to the IPO price per share of Class A common stock less the underwriting discounts and commissions.
Tax Receivable Agreement
In connection with the IPO, the Corporation entered into a Tax Receivable Agreement (the “TRA”) with the Continuing Equity Owners and the Blocker Shareholders (collectively, the “TRA Participants”), pursuant to which the Corporation is obligated to pay the TRA Participants 85% of certain tax benefits, if any, that the Corporation realizes (or, in some circumstances, is deemed to realize) as a result of certain tax basis adjustments and other tax attributes related to the Transactions.
2026 Equity Incentive Plan
In connection with the IPO, the Corporation adopted the SOLV Energy, Inc. 2026 Equity Incentive Plan (the “2026 Plan”), which became effective immediately prior to the effectiveness of the Corporation’s registration statement on Form
S-1,
subject to stockholder approval. The 2026 Plan provides for the issuance of up to

7,500,000 shares of Class A common stock for equity-based awards, as adjusted in accordance with the terms of the plan, and includes an annual automatic increase in the share reserve equal to 3% of the total number of shares of Class A common stock outstanding as of the end of the immediately preceding fiscal year, beginning on January 1 following the IPO and continuing through the ninth anniversary of the effective date of the 2026 Plan, unless the Corporation’s board of directors determines a lesser increase for any such year.
The 2026 Plan permits the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards to eligible employees, officers, non-employee
directors and other service providers of the Corporation and its subsidiaries. The 2026 Plan is administered by the Corporation’s board of directors or a committee thereof and provides for customary limitations, including an annual compensation limit applicable to non-employee
directors.
Extinguishment of Amended Credit Agreement
In connection with the completion of the IPO and the application of the net proceeds therefrom, the Corporation caused the Company to fully repay outstanding term debt under the Amended Credit Agreement of approximately $401,100.
New Revolving Credit Facility
Concurrently, the Company terminated its existing Amended Revolver and entered into a new revolving credit facility with various lenders providing for revolving borrowings in an aggregate principal amount of $200,000. The new revolving credit facility has a five-year term ending February 12, 2031. The obligations under the new revolving credit facility are secured by substantially all of the assets of the Company and its subsidiaries.